TAXES ON INCOME (Schedule of Income Before Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Domestic	$ 75,729	$ 81,020	$ 82,670
Foreign	13,757	12,281	11,327
Income before taxes on income	$ 89,486	$ 93,301	$ 93,997